Financial debt - Guaranteed loan and equity recovery loans (Details) € in Thousands	1 Months Ended					12 Months Ended
	Jun. 30, 2022 EUR (€) loan	May 31, 2020 EUR (€)	May 31, 2020 EUR (€)	May 31, 2020 EUR (€) loan	May 31, 2020 EUR (€) agreement	Dec. 31, 2022 EUR (€) loan	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Guarantee Details
Loan obtained						€ 30,209		€ 9,979
Repayments of borrowings						€ 1,033	€ 13	€ 61
Loan agreements with a syndicate of French banks
Guarantee Details
Number of loan agreements | loan	3
Total amount of loan	€ 5,300
Loan agreements with syndicate of French banks, under stimulus economic plan
Guarantee Details
Number of loan agreements | loan	2
Total amount of loan	€ 5,300
Loan agreements with syndicate of French banks, state guaranteed loan (Pret Garanti par l'Etat)
Guarantee Details
Percentage of loan guaranteed by French state	90.00%
Equity recovery loans
Guarantee Details
Number of loan agreements | loan						2
Financing period of loan	8 years
Repayment period for loan	4 years
Financing from a syndicate of French banks
Guarantee Details
Loan obtained			€ 10,000
Number of loans obtained guaranteed by the french state				3	3
Extension of term of debt		4 years						4 years
Number of loan agreements | loan	3
Total amount of loan		€ 10,000	€ 10,000	€ 10,000	€ 10,000
Repayments of borrowings						€ 1,000